EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
EQUITY

NOTE 11 - EQUITY

Common and Preferred Stock

The Company is authorized to issue 150,000,000 shares of common stock, $0.01 par value, of which 8,082,971 common shares were issued and outstanding as of June 30, 2015. The Company is authorized to issue 10,000,000 shares of Series A Convertible Preferred Stock, $0.01 par value, 1,000 shares of its 10% Cumulative Perpetual Series B Preferred Stock, $0.01 par value, and 500 shares of its Series C Convertible Preferred Stock, par value $0.01, none of which were issued and outstanding as of June 30, 2015.

As of June 30, 2015, 5,814 shares of common stock were subscribed.

Options

As of June 30, 2015, 590.000 options to purchase common stock of the Company were issued and outstanding, 370,000 of which had an exercise price equal to $2.30 per share, 40,000 of which had an exercise price equal to $2.20 per share, 60,000 of which had an exercise price equal to $1.00 per share, and 120,000 of which had a strike price of $0.90 per share. During the three month period ended June 30, 2015, the Company issued 0 to management, key employees and members of the board of directors, for which it recorded an expense of $0.

Warrants

The Company values all warrants using the Black-Scholes option-pricing model.  Critical assumptions for the Black-Scholes option-pricing model include the market value of the stock price at the time of issuance, the risk-free interest rate corresponding to the term of the warrant, the volatility of the Company’s stock price, dividend yield on the common stock, as well as the exercise price and term of the warrant.  The Black Scholes option-pricing model was the best determinable value of the warrants that the Company “knew up front” when issuing the warrants in accordance with Topic 505. Other than as expressly noted below, the warrants are not subject to any form of vesting schedule and, therefore, are exercisable by the holders anytime at their discretion during the life of the warrant.  No discounts were applied to the valuation determined by the Black-Scholes option-pricing model; provided, however, that in determining volatility the Company utilized the lesser of the 90-day volatility as reported by Bloomberg or other such nationally recognized provider of financial markets data and 40.0%.

As of June 30, 2015, 83,680 warrants to purchase common stock of the Company were issued and outstanding, additional information about which is included in the following table:

Issued	Exercise Price	Issuance Date	Expiration Date	Vesting
25,000	$3.000	11/01/13	11/01/16	No
26,180	$2.000	07/21/10	07/21/15	No
7,500	$2.000	09/03/10	09/03/15	No
25,000	$2.000	11/01/13	11/01/16	No
83,680

	Expected Dividend Yield		0.0%
	Volatility		40.0%
	Weighted average risk free interest rate		0.2%
	Weighted average expected life (in years)		0.8

Private Placements, Other Issuances and Cancellations

The Company periodically issues shares of its common stock, as well as options and warrants to purchase shares of common stock to investors in connection with private placement transactions, and to advisors, consultants and employees for the fair value of services rendered. Absent an arm’s length transaction with an independent third-party, the value of any such issued shares is based on the trading value of the stock at the date on which such transactions or agreements are consummated. The Company expenses the fair value of all such issuances in the period incurred. During the quarter ended June 30, 2015, the Company issued i) 5,814 shares of common stock subscribed for services rendered by directors that elected to take their board fees in shares of common stock in lieu of cash payment and recorded an expense of $10,000 for the fair value of services rendered, and ii) 0 shares of common stock for services rendered by the Chief Executive Officer subject to time-based vesting that vested during the quarter, for which the Company recorded an expense of $0. In addition to the foregoing, the Company also repurchased 39,446 shares of common stock during the quarter ended June 30, 2015 for aggregate purchase price, excluding transaction costs, of $68,706.76.

Common and Preferred Stock

The Company is authorized to issue 150,000,000 shares of common stock, $0.01 par value per share, of which 8,198,516 common shares were issued and outstanding as of December 31, 2014. The Company is authorized to issue 10,000,000 shares of preferred stock, $0.01 par value per share. At present, the Company is authorized to issue, subject to the 10,000,000 share limit, 10,000,000 shares of its Series A Convertible Preferred Stock, $0.01 par value, 1,000 shares of its 10% Cumulative Perpetual Series B Preferred Stock, $0.01 par value, and 500 shares of its Series C Convertible Preferred Stock, par value $0.01, none of which were issued and outstanding as of December 31, 2014.

As of December 31, 2014, 3,846 shares of common stock were subscribed.

Options

As of December 31, 2014, 220,000 options to purchase common stock of the Company were issued and outstanding, 120,000 of which had an exercise price equal to $0.90 per share, 60,000 of which had an exercise price equal to $1.00 per share, and 40,000 of which had an exercise price equal to $2.20 per share. During the fiscal year ended December 31, 2014, the Company issued 40,000 options to key employees with an exercise price equal to $2.20 for which it recorded an expense of $32,679.

Warrants

The Company values all warrants using the Black-Scholes option-pricing model.  Critical assumptions for the Black-Scholes option-pricing model include the market value of the stock price at the time of issuance, the risk-free interest rate corresponding to the term of the warrant, the volatility of the Company’s stock price, dividend yield on the common stock, as well as the exercise price and term of the warrant.  The Black Scholes option-pricing model was the best determinable value of the warrants that the Company “knew up front” when issuing the warrants in accordance with Topic 505. Other than as expressly noted below, the warrants are not subject to any form of vesting schedule and, therefore, are exercisable by the holders anytime at their discretion during the life of the warrant.  No discounts were applied to the valuation determined by the Black-Scholes option-pricing model; provided, however, that in determining volatility the Company utilized the lesser of the 90-day volatility as reported by Bloomberg or other such nationally recognized provider of financial markets data and 40.0%.

As of December 31, 2014, 115,139 warrants to purchase common stock of the Company were issued and outstanding, additional information about which is included in the following table:

Issued	Exercise Price	Issuance Date	Expiration Date	Vesting
14,259	$3.600	05/14/10	05/14/15	Yes
25,000	$3.000	11/01/13	11/01/16	No
20,640	$2.000	06/29/10	06/29/15	No
21,240	$2.000	07/21/10	07/21/15	No
9,000	$2.000	09/03/10	09/03/15	No
25,000	$2.000	11/01/13	11/01/16	No
115,139

	Expected Dividend Yield		0.0%
	Volatility		40.0%
	Weighted average risk free interest rate		0.2%
	Weighted average expected life (in years)		1.1

Private Placements, Other Issuances and Cancellations

The Company periodically issues shares of its common stock and warrants to purchase shares of common stock to investors in connection with private placement transactions, as well as, to advisors and consultants for the fair value of services rendered. Absent an arm’s length transaction with an independent third-party, the value of any such issued shares is based on the trading value of the stock at the date on which such transactions or agreements are consummated or such shares are issued. The Company expenses the fair value of all such issuances in the period incurred.

The Company issued 45,482 shares of its common stock plus an additional 3,846 shares of subscribed common stock for services during the year ended December 31, 2014, for which it recorded an expense of $116,334 as compared to an expense of $354,039 for the year ended December 31, 2013. The Company also issued 35,560 shares of its common stock in connection with a settlement during the year ended December 31, 2014, for which it recorded an expense of $82,500. During the year ended December 31, 2014 the Company also issued 40,000 options to key employees to purchase shares of its common stock, for which it recorded an expense of $32,679 as compared to an expense of $40,896 for the year ended December 31, 2013.

2014

During the year ended December 31, 2014, the Company issued 81,042 shares of its common stock, consisting of (i) 33,334 shares were issued to employees for the fair value of services rendered, (ii) 12,148 shares were issued to members of the Board of Directors for the fair value of services rendered consistent with the Company’s Board compensation plan, and (iii) 35,560 shares were issued to certain parties in connection with the Company’s settlement with YogaEarth that resulted in the Company owning 100% of the Kaniwa IP.  As of December 31, 2014, there were an additional 3,846 shares of subscribed common stock issuable to members of the Board of Directors for the fair value of services rendered consistent with the Company’s Board compensation plan. In addition to the above, during the year ended December 31, 2014 the Company issued 40,000 options to purchase common stock in the Company under the terms of the Company’s qualified plan. The Company did not cancel any shares of its common stock or issue any shares of its common stock to investors for cash during the year ended December 31, 2014.

During the year ended December 31, 2014, the Company valued shares issued for services rendered based on the trading value of the stock at the time of grant.

2013

During the year ended December 31, 2013, the Company issued and cancelled 642,126 and 0 shares of its common stock, respectively, for an aggregate net issuance of 642,126 shares. Of those amounts, (i) 5,000 shares were issued to consultants for the fair value of services rendered, (ii) 39,121 shares were issued to members of the Board of Directors for the fair value of services rendered consistent with the Company’s Board compensation plan, (iii) 267,500 shares were issued to employees for the fair value of services rendered in connection with an employee stock award program, and (iv) 330,505 shares were issued in connection with the Series C Recapitalization Transactions.  In addition to the above, during the year ended December 31, 2013 the Company issued 60,000 options to purchase common stock in the Company under the terms of the Company’s qualified plan and 50,000 warrants to a consultant for the fair value of services rendered. The Company did not issue any shares of its common stock to investors for cash during the year ended December 31, 2013.

During the year ended December 31, 2013, the Company valued shares issued for services rendered based on the trading value of the stock at the time of issuance.

Any offer and sale of shares of our common stock are effected in reliance on the exemptions for sales of securities not involving a public offering, as set forth in Rule 506 promulgated under the Securities Act and in Section 4(2) of the Securities Act, based on the following: (a) the investors confirmed to us that they were “accredited investors,” as defined in Rule 501 of Regulation D promulgated under the Securities Act and had such background, education and experience in financial and business matters as to be able to evaluate the merits and risks of an investment in the securities; (b) there was no public offering or general solicitation with respect to the offering; (c) the investors were provided with certain disclosure materials and all other information requested with respect to our company; (d) the investors acknowledged that all securities being purchased were “restricted securities” for purposes of the Securities Act, and agreed to transfer such securities only in a transaction registered under the Securities Act or exempt from registration under the Securities Act; and (e) a legend was placed on the certificates representing each such security stating that it was restricted and could only be transferred if subsequent registered under the Securities Act or transferred in a transaction exempt from registration under the Securities Act.